Schedule of Basic and Diluted Net Loss Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss		¥ (44,057)	¥ (25,568)
Net loss attributable to the Company’s ordinary shareholders		¥ (44,057)	¥ (25,568)
Weighted average number of ordinary shares outstanding, basic (retrospectively adjusted for effect of the Share Consolidation)*	[1]	2,372,032	2,348,249
Weighted average number of ordinary shares outstanding, diluted (retrospectively adjusted for effect of the Share Consolidation)	[2]	2,372,032	2,348,249
Basic net loss per share attributable to the Company’s ordinary shareholders	[1]	¥ (18.57)	¥ (10.89)
Diluted net loss per share attributable to the Company’s ordinary shareholders	[1]	¥ (18.57)	¥ (10.89)

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation on July 20, 2026 (Note 15).
[2]	For the six months ended June 30, 2025 and 2026, the Company had potential ordinary shares, including restricted shares and share options. On a weighted average basis, 2,322 and 215 restricted shares, and 43,856 and 57,509 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the six months ended June 30, 2025 and 2026, respectively.